Risk Management (Details 2)	Dec. 31, 2018	Dec. 31, 2017
Concentration Of Credit Risk In Loans And Advances [Abstract]
Largest borrower	2.20%	2.50%
10 largest borrowers	9.10%	8.20%
20 largest borrowers	12.90%	12.20%
50 largest borrowers	18.60%	17.80%
100 largest borrowers	22.90%	22.20%